Debt securities - Schedule of changes in impairment losses on debt instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Impairment at beginning of year	€ (163,853)	€ (176,554)
Impairment at end of year	(193,716)	(163,853)	€ (176,554)
Accumulated impairment
Debt Instruments
Impairment at beginning of year	215	284
Impairment at end of year	226	215	284
Debt securities
Debt Instruments
Impairment at beginning of year	(163,853)	(176,554)
Impairment at end of year	(193,716)	(163,853)	(176,554)
Debt securities | Accumulated impairment
Debt Instruments
Impairment at beginning of year	215	284	474
Net impairment losses charged to income for the period	16	28	79
Impairment losses charged to income	30	49	91
Impairment losses reversed with a credit to income	(14)	(21)	(12)
Exchange differences and other items	(5)	(97)	(269)
Impairment at end of year	226	215	284
Debt securities | Accumulated impairment | Financial assets at amortized cost
Debt Instruments
Net impairment losses charged to income for the period	17	31	77
Debt securities | Accumulated impairment | Financial assets at fair value through other comprehensive income
Debt Instruments
Net impairment losses charged to income for the period	(1)	(3)	2
Debt securities | Accumulated impairment | European Union
Debt Instruments
Impairment at beginning of year	25	21
Impairment at end of year	26	25	21
Debt securities | Accumulated impairment | Latin America
Debt Instruments
Impairment at beginning of year	190	263
Impairment at end of year	€ 200	€ 190	€ 263